Average Annual Total Returns - Class I2 - Transamerica Unconstrained Bond	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.64%	5.32%	4.17%	Dec. 08, 2014	6.12%	3.77%	2.66%	4.46%	3.39%	2.51%	1.08%	1.50%	1.28%